LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 13:-	Liability in respect of capital lease

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2012:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	556	103	453
Second year until fifth year	1,987	254	1,733

Total	2,543	357	2,186